CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENT OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Net cash provided by operating activities	¥ 3,291	$ 465	¥ (25,077)	¥ (5,615)
Net cash provided by financing activities	(332)	(47)	19,838	65,918
Net increase in cash and cash equivalents	(1,857)	(262)	6,448	(18,060)
Cash and cash equivalents, beginning of year	15,351	2,162	22,482	3,198
Effect of exchange rate changes on cash and cash equivalents	447	63	(816)	1,371
Cash and cash equivalents, end of the year	17,669	2,489	15,351	22,482
Parent Company
Net cash provided by operating activities	(4,567)	(644)
Net cash provided by financing activities	1,614	227	(8,637)	16,730
Net increase in cash and cash equivalents	(2,953)	(417)	(8,637)	16,730
Cash and cash equivalents, beginning of year	8,900	1,254	18,353	252
Effect of exchange rate changes on cash and cash equivalents	447	63	(816)	1,371
Cash and cash equivalents, end of the year	¥ 6,394	$ 900	¥ 8,900	¥ 18,353